Accounts and Transactions with Related Parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Account receivable	$ 2,168	$ 1,832
Account payable	1,004	7,948
Banco general, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	1,960	1,589
Panama air cargo terminal [member]
Disclosure of transactions between related parties [line items]
Account receivable	208	217
Account payable	141	11
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	0	26
Account payable	0	7,677
ASSA compania de seguros, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	765	196
Desarrollo inmobiliario del este, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	51	37
Galindo, arias and lopez [member]
Disclosure of transactions between related parties [line items]
Account payable	28	17
Motta international, S.A. [member]
Disclosure of transactions between related parties [line items]
Account payable	14	7
Millicom Tigo Panam, S.A. [Member]
Disclosure of transactions between related parties [line items]
Account payable	0	3
GBM International, Inc. [Member]
Disclosure of transactions between related parties [line items]
Account payable	$ 5	$ 0